LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Operating fixed lease cost	¥ 3,964	¥ 3,094
- Amortization of ROU assets	74
- Interest on lease liabilities	90
Short term lease cost	0	0
Variable lease cost		10
Variable lease cost	171
Total lease cost	¥ 3,957	¥ 3,104
Other information:
Weighted average remaining lease term, Operating leases	14 years	11 years
Weighted average remaining lease term, Finance leases	29 years
Weighted average discount rate, Operating leases	6.23%	7.34%
Weighted average discount rate, Finance leases	3.96%